Document and Entity Information Document	Oct. 06, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2022
Entity Registrant Name	Elastic N.V.
Entity Central Index Key	0001707753
Entity Emerging Growth Company	false
Entity File Number	001-38675
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	800 West El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94040
City Area Code	650
Local Phone Number	458-2620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE